Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	116 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
C000131515
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amana Developing World Fund Institutional Shares
C000079787
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amana Developing World Fund Investor Shares
C000131514
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amana Growth Fund Institutional Shares
C000065109
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amana Growth Fund Investor Shares
C000131513
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amana Income Fund Institutional Shares
C000012979
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amana Income Fund Investor Shares
C000160667
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amana Participation Fund Institutional Shares
C000160666
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amana Participation Fund Investor Shares
Without Sales Load [Member] | C000131515
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.10%)	7.19%		3.19%
Without Sales Load [Member] | C000079787
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.24%)	6.97%		2.98%
Without Sales Load [Member] | C000131514
Average Annual Return [Line Items]
Average Annual Return, Percent	5.42%	15.15%		14.37%
Without Sales Load [Member] | C000065109
Average Annual Return [Line Items]
Average Annual Return, Percent	5.17%	14.87%		14.09%
Without Sales Load [Member] | C000131513
Average Annual Return [Line Items]
Average Annual Return, Percent	8.02%	12.52%		10.16%
Without Sales Load [Member] | C000012979
Average Annual Return [Line Items]
Average Annual Return, Percent	7.77%	12.26%		9.90%
Without Sales Load [Member] | C000160667
Average Annual Return [Line Items]
Average Annual Return, Percent	5.68%	1.84%	2.24%
Without Sales Load [Member] | C000160666
Average Annual Return [Line Items]
Average Annual Return, Percent	5.44%	1.59%	1.99%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.64%	7.52%		4.34%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.64%	7.52%		4.34%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.52%	15.94%		12.86%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.52%	15.94%		12.86%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.52%	15.94%		12.86%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.52%	15.94%		12.86%
FTSE IdealRatings Sukuk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.77%	2.15%	3.29%
FTSE IdealRatings Sukuk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.77%	2.15%	3.29%